CAPITAL STOCK AND RESERVES - Share-based payments (Details)							12 Months Ended
	Oct. 18, 2022 CAD ($) shares	Aug. 03, 2022 CAD ($) EquityInstruments shares	Jun. 01, 2022 CAD ($) EquityInstruments $ / shares shares	Apr. 21, 2022 CAD ($) EquityInstruments shares	Oct. 04, 2021 CAD ($) EquityInstruments shares	Jun. 25, 2021 CAD ($) EquityInstruments $ / shares	Dec. 31, 2022 CAD ($) EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Share-based payments
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares			1,058,597
Directors [Member]
Share-based payments
Number of shares granted | EquityInstruments				291,285
Fair value of options				$ 3,787,000
Officer [Member]
Share-based payments
Number of shares granted | EquityInstruments				230,769
Fair value of options				$ 3,000,000
Red Chris
Share-based payments
Acquisition of exploration and evaluation interests (shares) | shares	39,936
Acquisition of exploration and evaluation interests	$ 238,000
Eskay North
Share-based payments
Acquisition of exploration and evaluation interests (shares) | shares	231,404
Acquisition of exploration and evaluation interests	$ 1,432,000
QuestEx | Replacement Warrants [Member]
Share-based payments
Number of warrants issued | shares			150,691
Fair value of warrant			$ 61,000
QuestEx | Minimum | Replacement Warrants [Member]
Share-based payments
Exercise price of warrants | $ / shares			$ 2.72
QuestEx | Maximum | Replacement Warrants [Member]
Share-based payments
Exercise price of warrants | $ / shares			$ 23.16
QuestEx | Shareholders of QuestEx Gold and Copper Ltd [Member]
Share-based payments
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares			1,058,597
Acquisition of QuestEx Gold & Copper Ltd.			$ 9,178,000
QuestEx | Third Party [Member]
Share-based payments
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares			23,956
Acquisition of QuestEx Gold & Copper Ltd.			$ 350,000
Black-Scholes option pricing model
Share-based payments
Fair value of options		$ 178,000
One third of options vesting after 24 months
Share-based payments
Vesting period		36 months			36 months
Stock options
Share-based payments
Maximum term of options		5 years		5 years	5 years	5 years
Number of shares granted | EquityInstruments		50,000		103,264	23,900	2,592,322	399,306	2,616,222
Issued/granted (in dollars per share) | $ / shares							$ 8.61	$ 13.57
Exercise price (in dollars per share) | $ / shares						$ 13.58	$ 9.77
Fair value of options		$ 354,000		$ 675,000	$ 154,000	$ 17,964,000
Vesting period				36 months		36 months
Number of common share per option | shares		7.08		13.00	12.52
Stock options | One third of options vesting after 12 months
Share-based payments
Vesting percentage		33.00%		34.00%	33.00%	33.00%
Stock options | One third of options vesting after 24 months
Share-based payments
Vesting percentage		33.00%		33.00%	33.00%	33.00%
Stock options | One third of options vesting after 24 months | Officer [Member]
Share-based payments
Vesting period				24 months
Stock options | One third of options vesting after 36 months
Share-based payments
Vesting percentage		33.00%		33.00%	33.00%	33.00%
Replacement Options | QuestEx
Share-based payments
Number of shares granted | EquityInstruments			77,158
Fair value of options			$ 267,000
Replacement Options | QuestEx | Minimum
Share-based payments
Issued/granted (in dollars per share) | $ / shares			$ 1.36
Replacement Options | QuestEx | Maximum
Share-based payments
Issued/granted (in dollars per share) | $ / shares			$ 53.13
Performance-Linked Options
Share-based payments
Maximum term of options							5 years
Number of shares granted | EquityInstruments							246,042
Exercise price (in dollars per share) | $ / shares							$ 7.08
Fair value of options							$ 877,000
Vesting period							36 months
Performance-Linked RSUs.
Share-based payments
Number of equity other than option shares granted | EquityInstruments							870,988
Fair value of equity other than option							$ 6,167,000
Performance-Linked RSUs. | Officer [Member]
Share-based payments
Number of equity other than option shares granted | EquityInstruments							299,948
Fair value of equity other than option							$ 1,833,000
RSU
Share-based payments
Number of shares granted | EquityInstruments							1,836,766	8,000
RSU | Directors [Member]
Share-based payments
Number of equity other than option shares granted | EquityInstruments					8,000
Fair value of equity other than option					$ 100,000